Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Nov. 28, 2011
(Oppenheimer New Jersey Municipal Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Oppenheimer New Jersey Municipal Fund) | Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	1.50%
5 Years	2.18%
10 Years	2.34%
(Oppenheimer New Jersey Municipal Fund) | Class A
Average Annual Return:
1 Year	(1.21%)
5 Years	0.01%
10 Years	3.85%
Inception Date	Mar. 01, 1994
(Oppenheimer New Jersey Municipal Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(1.21%)
5 Years	0.01%
10 Years	3.85%
Inception Date	Mar. 01, 1994
(Oppenheimer New Jersey Municipal Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	1.33%
5 Years	0.78%
10 Years	4.09%
Inception Date	Mar. 01, 1994
(Oppenheimer New Jersey Municipal Fund) | Class B
Average Annual Return:
1 Year	(2.04%)
5 Years	(0.13%)
10 Years	3.89%
Inception Date	Mar. 01, 1994
(Oppenheimer New Jersey Municipal Fund) | Class C
Average Annual Return:
1 Year	1.95%
5 Years	0.21%
10 Years	3.57%
Inception Date	Aug. 29, 1995
(Oppenheimer Pennsylvania Municipal Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Oppenheimer Pennsylvania Municipal Fund) | Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	1.50%
5 Years	2.18%
10 Years	2.34%
(Oppenheimer Pennsylvania Municipal Fund) | Class A
Average Annual Return:
1 Year	(0.18%)
5 Years	0.56%
10 Years	4.53%
Inception Date	Sep. 18, 1989
(Oppenheimer Pennsylvania Municipal Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.18%)
5 Years	0.56%
10 Years	4.53%
Inception Date	Sep. 18, 1989
(Oppenheimer Pennsylvania Municipal Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	2.02%
5 Years	1.26%
10 Years	4.72%
Inception Date	Sep. 18, 1989
(Oppenheimer Pennsylvania Municipal Fund) | Class B
Average Annual Return:
1 Year	(1.10%)
5 Years	0.41%
10 Years	4.57%
Inception Date	May 03, 1993
(Oppenheimer Pennsylvania Municipal Fund) | Class C
Average Annual Return:
1 Year	3.02%
5 Years	0.77%
10 Years	4.23%
Inception Date	Aug. 29, 1995
(Oppenheimer Rochester National Municipals Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Oppenheimer Rochester National Municipals Fund) | Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	1.50%
5 Years	2.18%
10 Years	2.34%
(Oppenheimer Rochester National Municipals Fund) | Class A
Average Annual Return:
1 Year	(3.08%)
5 Years	(5.76%)
10 Years	1.46%
Inception Date	Oct. 01, 1993
(Oppenheimer Rochester National Municipals Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(3.08%)
5 Years	(5.76%)
10 Years	1.46%
Inception Date	Oct. 01, 1993
(Oppenheimer Rochester National Municipals Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	0.69%
5 Years	(3.76%)
10 Years	2.33%
Inception Date	Oct. 01, 1993
(Oppenheimer Rochester National Municipals Fund) | Class B
Average Annual Return:
1 Year	(3.82%)
5 Years	(5.90%)
10 Years	1.49%
Inception Date	Oct. 01, 1993
(Oppenheimer Rochester National Municipals Fund) | Class C
Average Annual Return:
1 Year	0.03%
5 Years	(5.59%)
10 Years	1.16%
Inception Date	Aug. 29, 1995